Other Long-term Assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Long-term Assets
Summary of other long-term assets

The following is a summary of other long-term assets (in thousands):

	December 31,	December 31,
	2020	2021
	RMB	RMB
Copyrights, licenses, domain names, trademark and technology	4,125,433	2,617,164
Long-term receivable	84,849	58,366
Long-term interest receivables	113,006	98,594
Goodwill	318,943	595,280
Staff housing loans	63,531	55,275
Non-current deposits	166,210	150,666
Others	236,710	433,111
	5,108,682	4,008,456

Schedule of goodwill

	December 31,	December 31,
	2020	2021
	RMB	RMB
Beginning balance	—	318,943
Additions	318,943	276,337
Ending balance	318,943	595,280